INTANGIBLE ASSETS AND GOODWILL - Intangible Assets and Goodwill by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Goodwill	$ 4,693	$ 4,694
Operating segments | Pipelines
Disclosure of operating segments [line items]
Goodwill	2,714	2,713
Operating segments | Facilities
Disclosure of operating segments [line items]
Goodwill	540	541
Operating segments | Marketing & New Ventures
Disclosure of operating segments [line items]
Goodwill	$ 1,439	$ 1,440